Earnings per share - Narrative (Details)	6 Months Ended
	Jun. 30, 2024 $ / shares	Jun. 30, 2023 shares $ / shares
Earnings per share [line items]
Diluted earnings per share (in dollars per share) | $ / shares	$ 3.43	$ 1.67
Long term incentive plan 2015
Earnings per share [line items]
Number of instruments that are antidilutive in period presented | shares		236,590